NOTES RECEIVABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 8,010,228	$ 9,925,155
Bank Acceptance Note Receivable One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes		1,627,075
Repayment date	Jan. 17, 2015
Bank Acceptance Note Receivable Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes		1,627,075
Repayment date	Feb. 28, 2015
Bank Acceptance Note Receivable Three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes		1,627,075
Repayment date	Mar. 10, 2015
Bank Acceptance Note Receivable Four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes		1,464,366
Repayment date	Mar. 26, 2015
Bank Acceptance Note Receivable Five [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes		1,627,075
Repayment date	Apr. 16, 2015
Bank Acceptance Note Receivable Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes		1,627,075
Repayment date	Apr. 30, 2015
Bank Acceptance Note Receivable Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes		$ 325,414
Repayment date	Jun. 25, 2015
Bank Acceptance Note Receivable Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 1,540,429
Repayment date	Jan. 03, 2016
Bank Acceptance Note Receivable Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 770,214
Repayment date	Jan. 28, 2016
Bank Acceptance Note Receivable Ten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 1,540,429
Repayment date	Mar. 22, 2016
Bank Acceptance Note Receivable Eleven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 1,540,429
Repayment date	Mar. 22, 2016
Bank Acceptance Note Receivable Twelve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 2,618,727
Repayment date	May 20, 2016